Fees Summary	Jun. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,705,000.00
Total Fee Amount	787.86
Total Offset Amount	0.00
Net Fee	$ 787.86
Offering Table N/A
Offset Table N/A	N/A